Employee Benefits Plan - Summary of Defined Benefit Plan Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plan expense [Line Items]
Current service cost	$ 84	$ 82
Net interest cost	32	51
Administration fees	13	20
Settlement loss	5
Curtailment gain	(1)	(11)
Defined benefit plan expense	133	142
Funded Plans [Member]
Disclosure of defined benefit plan expense [Line Items]
Current service cost	80	78
Net interest cost	16	33
Administration fees	12	19
Settlement loss	5
Curtailment gain	(1)	(11)
Defined benefit plan expense	112	119
Unfunded Plans [Member]
Disclosure of defined benefit plan expense [Line Items]
Current service cost	3	3
Net interest cost	12	13
Administration fees	1	1
Defined benefit plan expense	16	17
Other Post Employment Benefits [Member]
Disclosure of defined benefit plan expense [Line Items]
Current service cost	1	1
Net interest cost	4	5
Defined benefit plan expense	$ 5	$ 6